Condensed consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018 [1]
Non-current assets
Vessels (Note 4, 12)	$ 3,340,837	$ 3,520,067
Right-of-use assets (Note 12)	73,382	0
Other tangible assets (Note 12)	2,168	1,943
Intangible assets	49	105
Receivables (Note 19)	38,275	38,658
Investments in equity accounted investees (Note 23)	40,457	43,182
Deferred tax assets	4,259	2,255
Total non-current assets	3,499,427	3,606,210
Current assets
Bunker inventory (Note 20)	146,181	0
Non-current assets held for sale (Note 8)	23,212	42,000
Trade and other receivables (Note 21)	243,372	305,726
Current tax assets	213	282
Cash and cash equivalents	203,636	173,133
Total current assets	616,614	521,141
TOTAL ASSETS	4,116,041	4,127,351
Equity
Share capital	239,148	239,148
Share premium	1,702,549	1,702,549
Translation reserve (Note 13)	376	411
Hedging reserve (Note 13)	(7,791)	(2,698)
Treasury shares (Note 13)	(41,646)	(14,651)
Retained earnings	302,701	335,764
Equity attributable to owners of the Company	2,195,337	2,260,523
Non-current liabilities
Bank loans (Note 15)	1,249,504	1,421,465
Other notes (Note 15)	198,264	148,166
Lease liabilities (Note 4, 15)	59,547	0
Other payables (Note 16)	3,945	1,451
Employee benefits	4,804	4,336
Provisions (Note 22)	1,591	4,288
Total non-current liabilities	1,517,655	1,579,706
Current liabilities
Trade and other payables (Note 16)	103,199	87,225
Current tax liabilities	172	41
Bank loans (Note 15)	111,442	138,537
Other borrowings (Note 15)	159,038	60,342
Lease liabilities (Note 4, 15)	28,898	0
Provisions (Note 22)	300	977
Total current liabilities	403,049	287,122
TOTAL EQUITY and LIABILITIES	$ 4,116,041	$ 4,127,351

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.